STOCKHOLDERS' EQUITY DEFICIT - Equity Financing (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended				2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 29, 2021	Feb. 28, 2021	Oct. 31, 2020	Nov. 30, 2019	Jun. 30, 2019	Jul. 31, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Nov. 29, 2019
Class of Stock [Line Items]
Common stock, par value (in dollars per share)									$ 0.001	$ 0.001	$ 0.001
Aggregate sales price						$ 200.0
Proceeds from sale of stock					$ 27.8
Sale of stock, number of units issued (in shares)					20.4
Number of warrants (in shares)					20.4
Stock and warrants price per share (in dollars per share)					$ 1.47
Exercise price per warrant (in dollars per share)					$ 1.47
Expected term					1 year
ATM Facility
Class of Stock [Line Items]
Common stock, par value (in dollars per share)				$ 0.001								$ 0.001
Aggregate sales price				$ 35.0		$ 200.0
Additional shares to be issued		$ 34.5	$ 50.0
Commission fixed rate	3.00%			3.00%
Proceeds from sale of stock							$ 64.3	$ 136.8	$ 175.0	$ 38.0
Sale of stock, number of units issued (in shares)							16.5	47.1	56.9	33.4
Weighted-average stock price per share (in dollars per share)							$ 4.02	$ 2.99	$ 3.17	$ 1.17
Issuance of common stock, issuance cost							$ 2.0	$ 4.2	$ 5.4	$ 1.2